INTANGIBLE ASSETS AND GOODWILL (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Amortization of Intangible Assets	$ 1,235	$ 1,231	$ 1,233
Good Faith and Margin Deposits with Broker-Dealers	$ 6,498	$ 6,498